Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories consist of the following:

	December 31,
	2011	2012
Components and raw materials	189,174	180,575
Work in process	175,564	196,313
Finished goods	70,918	91,799
Total inventories, gross	435,656	468,687
Allowance for obsolescence	(58,989)	(65,287)
Total inventories, net	376,667	403,400

The changes in the allowance for obsolescence are as follows:

Balance January 1, 2010	(46,939)
Charged to cost of sales	(3,248)
Utilization	14,628
Foreign currency translation effect	(5,742)
Balance as of December 31, 2011	(41,301)
Charged to cost of sales	(28,122)
Utilization	12,526
Foreign currency translation effect	(2,092)
Balance as of December 31, 2011	(58,989)
Charged to cost of sales	(10,858)
Utilization	3,569
Foreign currency translation effect	991
Balance as of December 31, 2012	(65,287)